Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 253,292	¥ 240,858
Service cost	8,909	8,253	¥ 7,800
Interest cost	1,444	2,092	3,090
Actuarial gain	16,367	13,121
Benefits paid	(10,285)	(10,528)
Acquisition, divestitures and other	9	(504)
Projected benefit obligation at end of year	269,736	253,292	240,858
Change in plan assets:
Fair value of plan assets at beginning of year	232,027	233,837
Actual return on plan assets	6,754	2,540
Employer contributions	4,124	4,559
Benefits paid	(8,960)	(8,909)
Fair value of plan assets at end of year	233,945	232,027	¥ 233,837
Funded status at end of year	(35,791)	(21,265)
Amounts recognized in the consolidated balance sheets	¥ (35,791)	¥ (21,265)